Summary of significant accounting policies (Details 3) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating income (loss)	$ (249)	$ 114	$ 771
Previously reported
Operating income (loss)			$ 781	$ (1,701)
Net income (loss) per ordinary share			$ 0.19	$ 0.25
Net income (loss) per ordinary share diluted			$ 0.19	$ 0.25
Weighted average number of ordinary shares outstanding			5,154,759	3,092,859
Weighted average number of ordinary shares outstanding diluted			5,154,759	3,092,859
Restatement
Operating income (loss)			$ 771	$ (272)
Net income (loss) per ordinary share			$ 0.13	$ 0.10
Net income (loss) per ordinary share diluted			$ 0.13	$ 0.10
Weighted average number of ordinary shares outstanding			7,732,132	7,732,132
Weighted average number of ordinary shares outstanding diluted			7,732,132	7,732,132